Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of condensed balance sheets are reconciled
Common stock subject to possible redemption as of December 31, 2021	95,412,038

Less:
Public Shares Redeemed	(68,389,195)
Add:
Remeasurement of carrying value to redemption value	287,769

Common stock subject to possible redemption as of June 30, 2022	$27,310,612

Common stock subject to possible redemption as of December 30, 2019	173,690,176

Plus:
Remeasurement adjustment to amount subject to redemption	591,129
Common stock subject to possible redemption as of December 30, 2020	174,281,305

Less:
Public Shares Redeemed	(80,482,623)
Add:
Remeasurement adjustment to amount subject to redemption	1,613,356
Common stock subject to possible redemption as of December 31, 2021	$95,412,038

Schedule of basic and diluted net income (loss) per common stock
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Basic and diluted net income(loss) per common stock
Numerator:
Allocation of net income (loss)	$578,625	$(405,234)	$30,725	$549,460
Denominator:
Basic and diluted weighted average shares outstanding	7,391,537	19,428,760	10,626,479	20,403,518
Basic and diluted net income (loss) per common stock	$0.08	$(0.06)	$0.00	$0.08

	Year Ended December 31,
	2021	2020
Basic and diluted net income (loss) per common stock
Numerator:
Net income (loss)	$1,776,014	$(843,428)
Denominator:
Basic and diluted weighted average shares outstanding	19,550,323	21,987,500
Basic and diluted net income (loss) per share of common stock	$0.09	$(0.04)